BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015
Level 1 | Fair Value | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 498,713	$ 497,500
Level 1 | Carrying Amount | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	495,000	497,500
Level 3 | Fair Value | Senior secured notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	345,888	340,025
Level 3 | Fair Value | Senior unsecured notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	336,000	326,375
Level 3 | Carrying Amount | Senior secured notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	335,000	335,000
Level 3 | Carrying Amount | Senior unsecured notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 350,000	$ 350,000